INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2022	2021
Balance at beginning of year	$4,725	$5,528
Share of earnings for the year	12	88
Foreign currency translation and other	(44)	(323)
Share of other comprehensive income	485	163
Distributions(8)	(575)	(157)
Disposition of interest(2),(6)	(142)	(336)
Held for sale(10)	—	(146)
Change in basis of accounting(1),(3)	—	(92)
Acquisitions(4),(5),(7),(9)	864	—
Balance at end of year(11),(12)	$5,325	$4,725

(1)On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated JMM effective February 26, 2021. Refer to Note 7, Acquisition of Businesses, for further details.
(2)In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment.
(3)On December 24, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Giovanni Sanguinetti Transmissora de Energia S.A.(“Sanguinetti”) and Veredas Transmissora de Electricidade S.A. (Veredas”) both being Brazilian electricity transmission operations, increasing Brookfield Infrastructure’s ownership in each operation to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated both operations effective December 24, 2021. Refer to Note 7, Acquisition of Businesses, for further details.
(4)On February 16, 2022, Brookfield Infrastructure acquired an approximate 8% interest in AusNet Services Ltd., an Australian regulated utility, for total equity consideration of approximately $0.5 billion.
(5)On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
(6)On June 13, 2022, Brookfield Infrastructure sold an effective 19% (Brookfield consortium - 49%) interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statements of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(7)On August 4, 2022, Brookfield Infrastructure acquired an approximate 12% interest in an Australian data transmission business, for total consideration of $193 million.
(8)On November 1, 2022, our New Zealand data distribution business completed the sale of a portfolio of telecom towers which generated net proceeds of approximately $140 million to the partnership.
(9)On November 22, 2022, Brookfield Infrastructure entered into a joint-venture agreement with Intel Corporation for the construction and operation of a semiconductor manufacturing facility in Chandler, Arizona. The partnership has an effective 12% economic interest in the operation.
(10)A subsidiary of Brookfield Infrastructure agreed to the sale of its 50% interest in a freehold landlord port in Victoria, Australia. The subsidiary’s interest in the port was therefore classified as held for sale. Please refer to Note 6, Assets and Liabilities Classified as Held for Sale, for further details.
(11)The closing balance includes a shareholder loan of $375 million from our U.S. gas pipeline (2021: $375 million).
(12)Subsequent to year end, on February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a telecom towers operation in Germany and Austria, for total consideration of approximately $0.7 billion.

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2022	2021
Balance at beginning of year	$4,725	$5,528
Share of earnings for the year	12	88
Foreign currency translation and other	(44)	(323)
Share of other comprehensive income	485	163
Distributions(8)	(575)	(157)
Disposition of interest(2),(6)	(142)	(336)
Held for sale(10)	—	(146)
Change in basis of accounting(1),(3)	—	(92)
Acquisitions(4),(5),(7),(9)	864	—
Balance at end of year(11),(12)	$5,325	$4,725

(1)On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated JMM effective February 26, 2021. Refer to Note 7, Acquisition of Businesses, for further details.
(2)In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment.
(3)On December 24, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Giovanni Sanguinetti Transmissora de Energia S.A.(“Sanguinetti”) and Veredas Transmissora de Electricidade S.A. (Veredas”) both being Brazilian electricity transmission operations, increasing Brookfield Infrastructure’s ownership in each operation to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated both operations effective December 24, 2021. Refer to Note 7, Acquisition of Businesses, for further details.
(4)On February 16, 2022, Brookfield Infrastructure acquired an approximate 8% interest in AusNet Services Ltd., an Australian regulated utility, for total equity consideration of approximately $0.5 billion.
(5)On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
(6)On June 13, 2022, Brookfield Infrastructure sold an effective 19% (Brookfield consortium - 49%) interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statements of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(7)On August 4, 2022, Brookfield Infrastructure acquired an approximate 12% interest in an Australian data transmission business, for total consideration of $193 million.
(8)On November 1, 2022, our New Zealand data distribution business completed the sale of a portfolio of telecom towers which generated net proceeds of approximately $140 million to the partnership.
(9)On November 22, 2022, Brookfield Infrastructure entered into a joint-venture agreement with Intel Corporation for the construction and operation of a semiconductor manufacturing facility in Chandler, Arizona. The partnership has an effective 12% economic interest in the operation.
(10)A subsidiary of Brookfield Infrastructure agreed to the sale of its 50% interest in a freehold landlord port in Victoria, Australia. The subsidiary’s interest in the port was therefore classified as held for sale. Please refer to Note 6, Assets and Liabilities Classified as Held for Sale, for further details.
(11)The closing balance includes a shareholder loan of $375 million from our U.S. gas pipeline (2021: $375 million).
(12)Subsequent to year end, on February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a telecom towers operation in Germany and Austria, for total consideration of approximately $0.7 billion.

Disclosure of interests in associates
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	8-21%	$801	$22,050	$22,851	$786	$12,724	$13,510	$9,341	$8,454	$887
Transport	6-49%	1,587	22,305	23,892	2,399	12,096	14,495	9,397	7,472	1,925
Midstream(1)	20-38%	232	6,279	6,511	226	4,067	4,293	2,218	1,160	1,058
Data	12-21%	1,462	15,811	17,273	1,224	8,594	9,818	7,455	6,158	1,297
Corporate	25-40%	4	492	496	—	—	—	496	338	158
Total		$4,086	$66,937	$71,023	$4,635	$37,481	$42,116	$28,907	$23,582	$5,325

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.

		As at December 31, 2021
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$359	$5,723	$6,082	$444	$3,738	$4,182	$1,900	$1,670	$230
Transport	6-49%	1,356	24,437	25,793	2,172	13,044	15,216	10,577	8,260	2,317
Midstream(1)	20-38%	223	6,275	6,498	234	4,087	4,321	2,177	1,125	1,052
Data	12-21%	1,055	13,393	14,448	1,727	6,284	8,011	6,437	5,350	1,087
Corporate	25-50%	4	144	148	1	—	1	147	108	39
Total		$2,997	$49,972	$52,969	$4,578	$27,153	$31,731	$21,238	$16,513	$4,725

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2022, 2021, and 2020:

	Year ended December 31, 2022
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,287	$249	$52	$301	$28
Transport	16,994	1,151	388	1,539	(85)
Midstream	918	220	67	287	97
Data	2,385	315	769	1,084	28
Corporate	—	(86)	619	533	(56)
Total	$22,584	$1,849	$1,895	$3,744	$12

	Year ended December 31, 2021
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,336	$521	$28	$549	$84
Transport	11,808	1,574	(435)	1,139	15
Midstream	833	146	(46)	100	74
Data	2,460	70	73	143	14
Corporate	—	(76)	102	26	(99)
Total	$16,437	$2,235	$(278)	$1,957	$88

	Year ended December 31, 2020
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,715	$364	$(205)	$159	$50
Transport	4,161	171	(1,419)	(1,248)	(101)
Midstream	767	236	—	236	136
Data	2,245	293	374	667	45
Corporate	9	(15)	(245)	(260)	1
Total	$8,897	$1,049	$(1,495)	$(446)	$131
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2022, 2021, and 2020:

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$620	$50	$(833)	$(163)	$(152)	$(11)
Transport	3,319	(1,294)	(3,081)	(1,056)	(1,012)	(44)
Midstream	448	(147)	(306)	(5)	(4)	(1)
Data	1,164	(1,020)	176	320	279	41
Corporate	(51)	379	(328)	—	—	—
Total	$5,500	$(2,032)	$(4,372)	$(904)	$(889)	$(15)

	Year ended December 31, 2021
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$202	$(611)	$176	$(233)	$(199)	$(34)
Transport	3,192	(372)	(1,627)	1,193	1,091	102
Midstream	342	(33)	(314)	(5)	(2)	(3)
Data	718	(996)	489	211	171	40
Corporate	(79)	(293)	372	—	—	—
Total	$4,375	$(2,305)	$(904)	$1,166	$1,061	$105

	Year ended December 31, 2020
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$184	$(697)	$285	$(228)	$(199)	$(29)
Transport	1,189	(1,039)	826	976	843	133
Midstream	378	(314)	(56)	8	3	5
Data	852	(735)	(77)	40	34	6
Corporate	—	—	—	—	—	—
Total	$2,603	$(2,785)	$978	$796	$681	$115

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	8-21%	$801	$22,050	$22,851	$786	$12,724	$13,510	$9,341	$8,454	$887
Transport	6-49%	1,587	22,305	23,892	2,399	12,096	14,495	9,397	7,472	1,925
Midstream(1)	20-38%	232	6,279	6,511	226	4,067	4,293	2,218	1,160	1,058
Data	12-21%	1,462	15,811	17,273	1,224	8,594	9,818	7,455	6,158	1,297
Corporate	25-40%	4	492	496	—	—	—	496	338	158
Total		$4,086	$66,937	$71,023	$4,635	$37,481	$42,116	$28,907	$23,582	$5,325

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.

		As at December 31, 2021
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$359	$5,723	$6,082	$444	$3,738	$4,182	$1,900	$1,670	$230
Transport	6-49%	1,356	24,437	25,793	2,172	13,044	15,216	10,577	8,260	2,317
Midstream(1)	20-38%	223	6,275	6,498	234	4,087	4,321	2,177	1,125	1,052
Data	12-21%	1,055	13,393	14,448	1,727	6,284	8,011	6,437	5,350	1,087
Corporate	25-50%	4	144	148	1	—	1	147	108	39
Total		$2,997	$49,972	$52,969	$4,578	$27,153	$31,731	$21,238	$16,513	$4,725

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2022, 2021, and 2020:

	Year ended December 31, 2022
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,287	$249	$52	$301	$28
Transport	16,994	1,151	388	1,539	(85)
Midstream	918	220	67	287	97
Data	2,385	315	769	1,084	28
Corporate	—	(86)	619	533	(56)
Total	$22,584	$1,849	$1,895	$3,744	$12

	Year ended December 31, 2021
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,336	$521	$28	$549	$84
Transport	11,808	1,574	(435)	1,139	15
Midstream	833	146	(46)	100	74
Data	2,460	70	73	143	14
Corporate	—	(76)	102	26	(99)
Total	$16,437	$2,235	$(278)	$1,957	$88

	Year ended December 31, 2020
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,715	$364	$(205)	$159	$50
Transport	4,161	171	(1,419)	(1,248)	(101)
Midstream	767	236	—	236	136
Data	2,245	293	374	667	45
Corporate	9	(15)	(245)	(260)	1
Total	$8,897	$1,049	$(1,495)	$(446)	$131
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2022, 2021, and 2020:

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$620	$50	$(833)	$(163)	$(152)	$(11)
Transport	3,319	(1,294)	(3,081)	(1,056)	(1,012)	(44)
Midstream	448	(147)	(306)	(5)	(4)	(1)
Data	1,164	(1,020)	176	320	279	41
Corporate	(51)	379	(328)	—	—	—
Total	$5,500	$(2,032)	$(4,372)	$(904)	$(889)	$(15)

	Year ended December 31, 2021
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$202	$(611)	$176	$(233)	$(199)	$(34)
Transport	3,192	(372)	(1,627)	1,193	1,091	102
Midstream	342	(33)	(314)	(5)	(2)	(3)
Data	718	(996)	489	211	171	40
Corporate	(79)	(293)	372	—	—	—
Total	$4,375	$(2,305)	$(904)	$1,166	$1,061	$105

	Year ended December 31, 2020
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$184	$(697)	$285	$(228)	$(199)	$(29)
Transport	1,189	(1,039)	826	976	843	133
Midstream	378	(314)	(56)	8	3	5
Data	852	(735)	(77)	40	34	6
Corporate	—	—	—	—	—	—
Total	$2,603	$(2,785)	$978	$796	$681	$115